Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Cash and Cash Equivalents
NOTE 7. CASH AND CASH EQUIVALENTS

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$
Cash on hand	420	360
Cash at bank	12,793,272	3,735,995
Cash on deposit	13,528,355	12,831,627

	26,322,047	16,567,982

The above cash and cash equivalent are held in AUD, USD, and Euro. The interest rates on these deposits range from 0% to 1.03% in 2020 (0% to 2.44% in 2019).